Commitments and Contingencies (Details Narrative) (LendingClub Corp) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Security deposit - cash	$ 13,264		$ 13,264		$ 7,470	$ 35,839
LendingClub Corp [Member]
Rental expense	4,000,000	$ 3,700,000	11,700,000	$ 10,500,000	14,200,000	7,400,000	$ 3,700,000
Minimum rent payments	4,000,000	$ 3,400,000	11,000,000	$ 8,300,000	11,900,000	6,000,000	$ 3,300,000
Security deposit - cash	800,000		800,000		800,000
Security deposit - letters of credit	5,500,000		5,500,000		4,700,000
Contingent loan purchase commitment limit	122,300,000		$ 122,300,000		32,200,000	77,600,000
Loan purchase obligation period			2 days
Commitment repurchases			$ 1,700,000		46,700,000	37,000,000
Deposit	9,000,000		9,000,000		900,000
Purchases			22,200,000		1,000,000
Principal balance	18,800,000		18,800,000		$ 9,000,000
Fair value	17,700,000		$ 17,700,000
Support agreement - period			12 months		12 months
Reimbursement			$ 13,000,000
Pledged and restricted to support contingent obligation	2,200,000		2,200,000		$ 3,400,000
Maximum exposure	6,000,000		6,000,000		6,000,000	$ 3,440,000
Loan commitment purchases	$ 586,700,000		$ 777,100,000		$ 138,200,000